Property, Plant and Equipment	12 Months Ended
Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

6. Property, Plant and Equipment

Property, plant and equipment consist of the following:

	March 31,
	2018	2019
At cost:
Leasehold land and buildings	$32,233	$32,233
Plant and machinery	39,424	38,839
Furniture, fixtures and equipment	11,559	11,642
Motor vehicles	1,540	1,513
Leasehold improvements	3,737	3,832
Impairment	(3,183)	(3,093)
	85,310	84,966
Less: accumulated depreciation and amortization	(53,816)	(54,755)
Net book value	$31,494	$30,211

Included in furniture, fixtures and equipment is computer software with net values of $26 and $26 as of March 31, 2018 and 2019, respectively.

Cost of leasehold land and buildings consist of the following:

	March 31,
	2018	2019
Land use right of state-owned land and buildings erected thereon (a)	$28,077	$28,077
Long term leased land and buildings erected thereon (b)	4,156	4,156
	$32,233	$32,233

(a)	The land use rights of state-owned land and buildings erected thereon represent land and buildings located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building with lease terms of 50 years expiring in 2050.

(b)	Long term leased land and buildings erected thereon represent land and buildings on collectively-owned land located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building for a term of 50 years to 2053. Dongguan Chang An Xiaobian District Co-operation, the lessor, is the entity to whom the collectively-owned land has been granted. According to existing PRC laws and regulations, collectively-owned land is not freely transferable unless certain application and approval procedures are fulfilled by the Dongguan Chang An Xiaobian District Co-operation to change the legal form of the land from collectively-owned to state-owned. As of March 31, 2019, the Company is not aware of any steps being taken by the Dongguan Chang An Xiaobian District Co-operation for such application.

Included in leasehold land and buildings is property on lease with net values of $6,409 and $6,224 as of March 31, 2018 and 2019, respectively. Details of the property on lease are as follows:

Included in leasehold land and buildings	March 31,
	2018	2019

Cost	$8,831	$8,831
Less: accumulated depreciation and amortization	(2,422)	(2,607)
Net book value	$6,409	$6,224

During the years ended March 31, 2017, 2018 and 2019, the Company had no impairment on its property, plant and equipment. Depreciation of property, plant and equipment were $2,135, $2,138 and $2,114 during the years ended March 31, 2017, 2018 and 2019, respectively.